UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22379

Partners Group Private Equity (TEI), LLC

(Exact name of registrant as specified in charter)

1114 Avenue of the Americas, 37th Floor
New York, NY 10036

(Address of principal executive offices) (Zip code)

Brooks Lindberg, CCO
1114 Avenue of the Americas, 37th Floor
New York, NY 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Partners Group Private Equity (TEI), LLC
(a Delaware Limited Liability Company)
Schedule of Investments - June 30, 2013 (Unaudited)

Partners Group Private Equity (TEI), LLC (1)

Investment in Partners Group Private Equity (Offshore), LDC, at value - 100.15% (Cost $227,728,012)	$271,002,723
Liabilities in excess of other assets - (0.15)%	(395,041)
Members' Equity - 100%	$270,607,682

Partners Group Private Equity (Offshore), LDC (2)

Investment in Partners Group Private Equity (Master Fund), LLC, at value - 100.04% (Cost $227,728,012)	$271,106,164
Liabilities in excess of other assets - (0.04)%	(103,441)
Members' Equity - 100%	$271,002,723

(1)	Invests the majority of its assets in Partners Group Private Equity (Offshore), LDC

(2)	Invests the majority of its assets in Partners Group Private Equity (Master Fund), LLC
The Schedule of Investments of Partners Group Private Equity (Master Fund), LLC is included below.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Schedule of Investments - June 30, 2013 (Unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL MEMBERS' EQUITY
Percentages as a percentage of total investments are as follows:

Private Equity Investments (88.95%) a
Direct Investments * (49.89%)
Direct Equity (16.78%)	Investment Type	Geographic Region b	Fair Value **
ACP Viking Co-Investment, LLC c	Member interest	North America	$1,930,377
Apollo Overseas Co - Investors (MHE), L.P. c	Common equity	North America	7,104,329
ATX Networks Holdings, LLC c	Member interest	North America	58,491
Aurora Products Group, LLC	Member interest	North America	437,229
CCM Pharma Debtco, Ltd. c	Common equity	Western Europe	1,067,452
CD&R Univar Co-Investor, L.P. c	Limited partnership interest	North America	2,571,717
Centauro Co-Investment Fund, L.P. c	Limited partnership interest	South America	9,431,368
Collins Food Holding Pty, Ltd.	Common equity	Asia - Pacific	68,684
CT Holdings (International), Ltd.	Common equity	Asia - Pacific	4,501,425
DLJSAP BookCO, LLC c	Member interest	South America	728,212
EQT Marvin Co-Investment, L.P. c	Limited partnership interest	Western Europe	1,727,925
Eurodrip Co-Investment Fund I, L.P. c	Limited partnership interest	Western Europe	10,605,300
Fermo, Ltd. c	Common equity	Asia - Pacific	959,306
Fermo, Ltd. c	Preferred equity	Asia - Pacific	5,319,714
Gemini Global Holdings Investors, LLC c	Member interest	North America	5,736,758
Globetrotter Investment & Co S.C.A. c	Common equity	Western Europe	1,206,285
Globetrotter Investment & Co S.C.A. c	Preferred equity	Western Europe	8,498,760
HGI Global Holdings, Inc.	Common equity	North America	1
Hogan S.ar.l c	Common equity	Western Europe	1,012,275
Hogan S.ar.l c	Preferred equity	Western Europe	2,657,416
Kahuna Holdco Pty, Ltd.	Common equity	Asia - Pacific	1,187,094
KKBS Group Holdings, LLC c	Member interest	North America	152,870
KKBS Holdings, LLC c	Member interest	North America	79,869
KKR Matterhorn Co-Invest, L.P. c	Limited partnership interest	Western Europe	10,388,302
KLFS Holdings, L.P. c	Limited partnership interest	North America	2,517,359
Learning Care Group (US), Inc. c	Warrants	North America	24,138
Mauritius (Luxembourg) Investments S.ar.l. c	Common equity	Western Europe	1,670,866
MPH Acquisition Holdings, LLC c	Member interest	North America	4,030,406
NDES Holdings, LLC c	Member interest	North America	1,615,853
Peer I S.A. c	Common equity	Western Europe	3,585,969
Peer I S.A.	Preferred equity	Western Europe	4,439,503
Sabre Industries, Inc. c	Common equity	North America	684,000
S-Evergreen Holding Corp. c	Common equity	North America	750,423
Silver Lake Sumeru Marlin Co-Invest Fund, L.P. c	Limited partnership interest	North America	2,456,442
Snack Parent Corp. c	Preferred equity	North America	3,600,000
Spring Topco, Ltd. c	Common equity	North America	519,498
Strategic Partners, Inc. c	Common equity	North America	5,204,779
Surgery Center Holdings, LLC	Warrants	North America	42,776
Swissport II Co-Invest FCPR c	Common equity	Western Europe	4,550,566
Valhalla Co-Invest, L.P. c	Limited partnership interest	Western Europe	5,158,181
Velocity Technologies Solutions, Inc. c	Common equity	North America	7,800,000
			126,081,918

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Schedule of Investments – June 30, 2013 (Unaudited)(Continued)

Private Equity Investments (continued)
Direct Investments (continued)
Direct Debt (33.11%)	Interest	Maturity	Investment Type	Geographic Region b	Fair Value **
Aenova Group	Euribor + 5.50%	10/14/2019	Senior	Western Europe	$10,408,836
American Importing Co., Inc. and Ann's House of Nuts	Libor (1.25% floor) + 5.75% or 4.50% (3.25% Prime Rate floor)	5/23/2018	Senior	North America	19,507,583
ATX Networks Corp.	12.00% + 2.00% PIK	5/12/2016	Mezzanine	North America	977,566
Beauty Holding Two AG	Euribor + 5.50%	12/19/2019	Senior	Western Europe	5,235,743
Beauty Holding Two AG	Euribor + 1.50%; 10% PIK	12/12/2020	Mezzanine	Western Europe	8,165,631
Biomnis	7.00% + 3.375% PIK (steps up to Euribor + 5.00% + 3.375% PIK)	6/30/2017	Senior	Western Europe	5,305,662
BostonMed Acquisition GmbH	Libor (1.25% floor) + 4.75%	8/28/2020	Senior	Western Europe	2,008,333
CCM Pharma Debtco, Ltd.	Libor (1.50% floor) + 6.50% + 4.00% PIK	12/21/2020	Mezzanine	Western Europe	9,441,916
Dynamic Research Corp.	13.00%	6/30/2017	Mezzanine	North America	6,254,452
Evergreen ACQC01, L.P.	10.25%	7/11/2022	Mezzanine	North America	6,325,000
Global Tel*Link Corp.	Libor (1.25% floor) + 7.75%	11/23/2020	Second Lien	North America	10,343,775
Global Tel*Link Corp.	Libor (1.25% floor) + 3.75%	12/14/2017	Senior	North America	4,447,805
Globetrotter Investment & Co S.C.A.	Euribor + 4.75% + MLA 0.0018%	7/31/2019	Senior	Western Europe	9,645,355
H&F Nugent Lux Debtco S.a.r.l	Libor (1.00% floor) + 5.75%	8/20/2020	Senior	Western Europe	6,695,142
H.J. Heinz Co.	Libor (1.00% floor) + 2.50%	6/7/2020	Senior	North America	5,000,972
KACC Acquisition, LLC	12% + 1.00% PIK	6/29/2018	Mezzanine	North America	4,295,760
Kahuna Bidco Pty, Ltd.	BBSY + 5.00% + 3.50% PIK	12/31/2016	Mezzanine	Asia - Pacific	4,764,743
Kerisper S.A.S	Euribor + 3.00% + 3.50% PIK	12/31/2017	Second Lien	Western Europe	7,041,173
Kinetic Concepts, Inc.	Libor (1.00% floor) + 3.50%	5/4/2018	Senior	North America	4,208,552
Last Mile Funding Corp.	12.00% + 2.50% PIK	6/16/2016	Mezzanine	North America	3,168,208
Learning Care Group (US) No. 2, Inc.	Libor (1.25% floor) + 4.75%	5/8/2019	Senior	North America	12,092,000
Learning Care Group (US) No. 2, Inc.	15.00% PIK (2x redemption preference)	6/30/2016	Mezzanine	North America	504,090
LTS Group Holdings, LLC	Libor (1.00% floor) + 3.50%	4/11/2020	Senior	North America	20,022,500
Newcastle Coal Infrastructure Group Pty, Ltd.	BBSY + 6.50% (steps up to 9.00%)	1/22/2023	Mezzanine	Asia - Pacific	3,702,847
Panda Temple Power Intermediate Holdings I, LLC	Libor + 13.00% (steps up to Libor + 15.00%), PIK only	7/27/2020	Mezzanine	North America	6,005,442
Sabre Industries, Inc.	12.00% + 2.00% PIK	2/22/2019	Mezzanine	North America	3,981,255
Securitas Direct Holding AB	Euribor + 3.75% + 6.75% PIK	9/2/2019	Mezzanine	Western Europe	7,441,587
Ship Luxco 3 S.a.r.l.	Libor (1.25% floor) + 3.50%	11/30/2019	Senior	Western Europe	20,005,278
SpeedCast, Ltd.	Libor + 4.75%	5/31/2018	Senior	Asia - Pacific	6,335,101
Sun Products Corp. (The)	Libor (1.25% floor) + 4.25%	3/23/2020	Senior	North America	13,167,374
Surgery Partners	Libor (1.25% floor) + 4.75%	4/11/2019	Senior	North America	4,976,658
Triactor Acquico AB	Euribor (2.00% floor) + 7.00%, Euribor (2.00% floor)+ 5.00% PIK	9/29/2017	Mezzanine	Western Europe	671,024
TrustHouse Services Group	Libor (1.25% floor) + 4.50%	4/15/2019	Senior	North America	7,513,804
Universal Services of America, Inc.	12.00% + 2.50% PIK	8/31/2016	Mezzanine	North America	9,135,206
					248,796,373
Total Direct Investments (49.89%)					$374,878,291

Secondary Investments* (35.71%)	Geographic Region b	Fair Value **
3i Europartners Vb, L.P.	Western Europe	$1,089,541
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. c	Western Europe	977,663
Abingworth Bioventures V, L.P.	Western Europe	1,071,174
Advent International GPE VI, L.P.	Western Europe	4,650,209
Apax Europe VI - A, L.P.	Western Europe	626,774
Apax Europe VII - B, L.P. c	Western Europe	664,388
Apollo Investment Fund IV, L.P. c	North America	20,999
Apollo Investment Fund VI, L.P.	North America	1,522,219
Apollo Investment Fund VII, L.P.	North America	1,246,879
Apollo Overseas Partners (Delaware) VII, L.P.	North America	502,604
Ares Corporate Opportunities Fund III, L.P.	North America	249,501
Bain Capital Fund X, L.P.	North America	32,558,797
Bain Capital X Co-Investment Fund, L.P.	North America	1,055,989
Baring Asia Private Equity Fund IV, L.P.	Asia - Pacific	463,326
Blackstone Capital Partners V/F, L.P.	North America	4,127,747
Blackstone Capital Partners V-S, L.P.	North America	393,180
Candover 2001 Fund UK No. 2, L.P. c	Western Europe	180,208
Candover 2005 Fund, L.P. c	Western Europe	1,090,020

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Schedule of Investments – June 30, 2013 (Unaudited)(Continued)

Private Equity Investments (continued)
Secondary Investments (continued)	Geographic Region b	Fair Value **
Carlyle Europe Partners II, L.P.	Western Europe	$1,057,787
Carlyle Europe Partners III, L.P.	Western Europe	11,564,759
Carlyle Japan International Partners II, L.P.	Asia - Pacific	1,172,446
Carlyle Partners IV, L.P.	North America	3,858,290
Carlyle Partners V, L.P.	North America	1,176,277
Carlyle Partners V/B, L.P.	North America	5,070,867
Citigroup Venture Capital International Growth Offshore I, L.P.	Asia - Pacific	75,542
Citigroup Venture Capital International Growth Offshore II, L.P.	Asia - Pacific	678,612
Citigroup Venture International Growth Partnership II, L.P.	Asia - Pacific	2,044,223
Clayton, Dubilier & Rice Fund VII, L.P.	North America	7,376,251
Clayton, Dubilier & Rice Fund VIII, L.P.	North America	14,770,877
CVC Capital Partners Asia Pacific III, L.P.	Asia - Pacific	3,150,930
CVC European Equity Partners Tandem Fund (A), L.P.	Western Europe	696,566
CVC European Equity Partners V, L.P.	Western Europe	4,572,555
daVinci Japan Real Estate Partners IV, L.P. c	Asia - Pacific	107,581
Duke Street VI US No. 1, L.P.	Western Europe	404,934
Fourth Cinven Fund, L.P.	Western Europe	847,181
Frazier Healthcare VI, L.P. c	North America	1,468,216
FS Equity Partners V, L.P. c	North America	5,027,831
Green Equity Investors Side V, L.P.	North America	1,971,408
Gryphon Partners 3.5, L.P. c	North America	1,610,635
Harvest Partners V, L.P.	North America	555,404
Hellman & Friedman Capital Partners VI, L.P.	North America	2,460,525
H.I.G. Bayside Debt & LBO Fund II, L.P.	North America	691,958
Highstar Capital III Prism Fund, L.P.	North America	1,837,513
Investcorp Private Equity 2007 Fund, L.P.	North America	4,298,217
Investcorp Technology Partners III (Cayman), L.P.c	North America	5,776,982
Irving Place Capital Investors II, L.P.	North America	102,947
Irving Place Capital Partners III, L.P.	North America	1,470,622
KKR European Fund III, L.P.	Western Europe	4,852,583
Madison Dearborn Capital Partners V-A and V-B, L.P.	North America	8,494,268
Madison Dearborn Capital Partners VI-C, L.P.	North America	523,874
MidOcean Partners III, L.P.	North America	2,772,269
Montagu III, L.P.	Western Europe	137,586
Oak Investment Partners XII, L.P.	North America	1,904,871
Palladium Equity Partners III, L.P.	North America	771,554
Permira IV Continuing, L.P. 1	Western Europe	3,088,903
Providence Equity Partners IV, L.P.	North America	104,849
Providence Equity Partners V, L.P.	North America	673,014
Providence Equity Partners VI, L.P.	North America	18,248,951
Ripplewood Partners II, L.P. c	North America	13,394,499
Silver Lake Partners III, L.P.	North America	8,342,149
Silver Lake Sumeru Fund, L.P.	North America	408,231
SPH GRD Acquisition Partners, LLC c	North America	10,340,000
Thomas H. Lee Parallel (DT) Fund VI, L.P. c	North America	2,563,112
Thomas H. Lee Parallel Fund VI, L.P.	North America	2,287,543
TPG Partners V, L.P.	North America	7,321,207
TPG Partners VI, L.P.	North America	19,721,355
Tudor Ventures III, L.P. c	North America	6,008,787
Warburg Pincus Private Equity IX, L.P.	North America	804,977
Warburg Pincus Private Equity X, L.P.	North America	17,219,002
Total Secondary Investments (35.71%)		$268,372,738

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Schedule of Investments – June 30, 2013 (Unaudited)(Continued)

Private Equity Investments (continued)
Primary Investments* (3.35%)	Geographic Region b	Fair Value **
Advent International GPE VII-B, L.P. c	North America	$2,445,637
Altra Private Equity Fund II, L.P. c	South America	129,590
Ares Corporate Opportunities Fund IV, L.P. c	North America	406,107
Avista Capital Partners II, L.P.	North America	1,137,304
Avista Capital Partners III, L.P. c	North America	4,162,418
Baring Asia Private Equity V, L.P. c	Asia - Pacific	1,585,076
Crescent Mezzanine Partners VIB, L.P.	North America	902,972
EQT VI (No.1), L.P. c	Western Europe	1,623,174
Genstar Capital Partners VI, L.P.	North America	931,378
Hony Capital Partners V, L.P. c	Asia - Pacific	1,276,708
KKR North America Fund XI, L.P. c	North America	852,399
Kohlberg TE Investors VII, L.P.	North America	1,229,295
New Enterprise Associates 14, L.P. c	North America	1,188,868
Pátria - Brazilian Private Equity Fund IV, L.P. c	South America	418,234
PennantPark Credit Opportunities Fund, L.P.	North America	5,264,853
Windjammer Senior Equity Fund IV, L.P. c	North America	1,614,557
Total Primary Investments (3.35%)		$25,168,570

Total Private Equity Investments (Cost $592,479,744) (88.95%)		$668,419,599

Common Stocks (0.00%)
Energy (0.00%)	Shares	Geographic Region b	Fair Value
Laredo Petroleum Holdings, Inc. c	1,301	North America	$26,748
Total Energy (0.00%)			$26,748

Total Common Stocks (Cost $18,800) (0.00%)			$26,748

Short-Term Investments (9.98%)

U.S. Government Treasury Obligations (9.98%)		Principal	Fair Value
U.S. Treasury Bill, 0.015%, 07/25/2013 d		20,000,000	$19,999,800
U.S. Treasury Bill, 0.025%, 08/15/2013 d		20,000,000	19,999,375
U.S. Treasury Bill, 0.043%, 08/29/2013 d		15,000,000	14,999,445
U.S. Treasury Bill, 0.045%, 09/12/2013 d		20,000,000	19,999,180
Total U.S. Government Treasury Obligations (9.98%)			$74,997,800

Total Short-Term Investments (Cost $74,996,305) (9.98%)			$74,997,800

Total Investments (Cost $667,494,849) (98.93%)			743,444,147

Other Assets in Excess of Liabilities (1.07%)			8,031,791

Members' Equity (100.00%)			$751,475,938

*
Direct private equity investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company.  Primary investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment.  Secondary investments involve acquiring single or portfolios of assets on the secondary market.

**
The Fair Value of any Investment may not necessarily reflect the current or expected future performance of such Investment or the Fair Value of the Master Fund's interest in such Investment.  Furthermore, the Fair Value of any Investment has not been calculated, reviewed, verified or in any way approved by such Investment or its general partner, manager or sponsor (including any of its affiliates).  Please see Note 2.b for further detail regarding the valuation policy of the Master Fund.

a
Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Total cost and fair value of restricted portfolio funds as of June 30, 2013 was $592,479,744 and $668,419,599, respectively.

b	Geographic region is based on where a Private Equity Investment is headquartered and may be different from where such Private Equity Investment invests or operates.

c	Non-income producing.

d	Each issue shows the rate of the discount at the time of purchase.

The Partners Group Private Equity (Master Fund), LLC (the “Master Fund”), in which Partners Group Private Equity (TEI), LLC invests through its investment in Partners Group Private Equity (Offshore), LDC, may enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Master Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions.  The objective of the Master Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Master Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates.  All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses.  Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency.  Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

During the period from April 1, 2013 through June 30, 2013, the Master Fund entered into one short forward foreign currency exchange contract.  The Master Fund had $1,120,712 in net realized gains, and a $1,716,244 change in net unrealized depreciation on forward foreign currency exchange contracts.

At June 30, 2013, the Master Fund had an outstanding short forward foreign currency exchange contract:

		Contract Amount
Settlement Date	Currency	Buy	Sell	Value	Unrealized Appreciation (Depreciation)	Counterparty
July 26, 2013	Euro (€)	$44,860,867	€34,500,000	$44,878,169	$(17,302)	Barclays Capital

Investments held by the Master Fund include direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity investments (collectively, “Private Equity Investments”).

In conformity with U.S. generally accepted accounting principles, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.  A three-tier hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•
Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date.  The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange or over-the-counter.  The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such day, the mean between the closing bid and ask prices on such day.  The Master Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Master Fund holds a large position and a sale could reasonably impact the quoted price.

•
Level 2 – Pricing inputs are other than quoted prices in active markets (i.e. Level 1 pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data.  Investments which are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities.  The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and adviser’s estimates.

•
Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment.  The inputs into the determination of fair value require significant management judgment and/or estimation.  Investments that are included in this category generally include equity investments that are privately owned, as well as convertible notes and warrants that are not actively traded.  The fair value for investments using Level 3 pricing inputs are based on the adviser’s estimates that consider a combination of various performance measurements including the timing of the transaction, the market in which the company operates, comparable market transactions, company performance and projections and various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period and forward earnings, as well as discounted cash flow analysis.  The following table presents the Master Fund’s investments at June 30, 2013 measured at fair value.  Due to the inherent uncertainty of valuations, estimated values may materially differ from the values that would have been used had a ready market for the securities existed.

Investments	Level 1	Level 2	Level 3	Total
Direct Investments:
Direct Equity Investments	$68,684	$-	$126,013,234	$126,081,918
Direct Debt Investments	-	-	248,796,373	248,796,373
Total Direct Investments*	$68,684	$-	$374,809,607	$374,878,291
Secondary Investments*	-	-	268,372,738	268,372,738
Primary Investments*	-	-	25,168,570	25,168,570
Common Stocks	26,748	-	-	26,748
Short-Term Investments	74,997,800	-	-	74,997,800
Total	$75,093,232	$-	$668,350,915	$743,444,147

The following is a reconciliation of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2013	Realized gain/(loss)	Net change in unrealized appreciation / (depreciation)	Gross purchases	Gross sales	Net transfers out of Level 3	Balance as of June 30, 2013
Direct Investments:
Direct Equity Investments	$114,692,973	$3,817,133	$2,371,614	$10,818,330	$(5,686,816)	$-	$126,013,234
Direct Debt Investments	142,629,230	468,582	(339,238)	124,404,860	(18,367,061)	-	248,796,373
Total Direct Investments*	$257,322,203	$4,285,715	$2,032,376	$135,223,190	$(24,053,877)	$-	$374,809,607
Secondary Investments*	225,522,214	-	10,103,715	39,183,944	(6,437,135)	-	268,372,738
Primary Investments*	22,313,552	-	194,989	2,990,861	(330,832)	-	25,168,570
Total	$505,157,969	$4,285,715	$12,331,080	$177,397,995	$(30,821,844)	$-	$668,350,915

The amount of the net change in unrealized appreciation for the period ended June 30, 2013 relating to investments in Level 3 assets still held at June 30, 2013 is $16,264,107, which is included as a component of net change in unrealized appreciation on investments in Private Equity Investments.

*
Direct private equity investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Secondary investments involve acquiring single or portfolios of assets on the secondary market. Primary investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment.

The Master Fund's valuation procedures (the “Valuation Procedures”) have been approved by the Master Fund's Board of Managers (the “Board”).  The Valuation Procedures are implemented by Partners Group (USA) Inc. (the “Adviser”) and the Master Fund's third party administrator, both of which report to the Board.  For third-party information, the Master Fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Master Fund.  The Adviser employs valuation techniques for Private Equity Investments held by the Master Fund, which include discounted cash flow methods and market comparables.  The Adviser has established a committee (the “Valuation Committee”) to oversee the valuation of the Master Fund’s investments pursuant to the Valuation Procedures.  The Adviser and its affiliates may act as investment advisers to other clients that hold some of the same Private Equity Investments held by the Master Fund, and the Valuation Committee may value such Private Equity Investments in consultation with its affiliates.  However, valuation determinations by the Adviser and its affiliates for other clients may result in different values than those ascribed to the same Private Equity Investment held by the Master Fund.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser's Valuation Committee for Level 3 Fair Value Measurements for investments held as of June 30, 2013:

Type of Security	Fair Value at 6/30/2013	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Direct Investments:
Direct Equity Investments	$116,018,510	Market comparable companies	Enterprise Value to EBITDA multiple	6.01 x - 17.69 x (8.98 x)
	3,036,857	Discounted cash flow	Discount factor	18.00% - 20.00% (18.34%)
	2,456,442	Market comparable companies	Enterprise Value to Sales multiple	2.66 x - 2.66 x (2.66 x)
	4,501,425	Market comparable companies	Price to Earnings ratio	9.27 x – 9.27 x (9.27 x)
Direct Debt Investments	174,383,302	Market comparable companies Discounted cash flow	Enterprise Value to EBITDA multiple Discount factor	4.90 x - 12.35x (8.73 x) 5.00% - 15.00% (9.00%)
	20,052,064	Replacement cost Discounted cash flow	Transaction price Discount factor	n/a 10.01% - 15.02% (13.11%)
	54,361,007	Broker quotes	Bid quotes for an inactive market	n/a

Level 3 Direct Equity Investments valued by using an observable input factor are directly affected by a change in that factor.  For Level 3 Direct Debt Investments, the Master Fund arrives at a fair value through the use of an earnings and multiples analysis and a discounted cash flows analysis which consider credit risk and interest risk of the particular investment.

ITEM 2. CONTROLS AND PROCEDURES.

(a)   The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Partners Group Private Equity (TEI), LLC

By (Signature and Title)*	/s/ Scott Higbee
Scott Higbee, President & Chief Executive Officer
(Principal Executive Officer)

Date	August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott Higbee
Scott Higbee, President & Chief Executive Officer
(Principal Executive Officer)

Date	August 29, 2013

By (Signature and Title)*	/s/ Robert Collins
Robert Collins, Chief Financial Officer
(Principal Financial Officer)

Date	August 29, 2013

* Print the name and title of each signing officer under his or her signature.